Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Schedule Of Interests In Significant Entities

	Economic interest at December 31, 2011	Method
Ivanhoe Australia Limited (i)	59.0%	Consolidation
SouthGobi Resources Ltd. (ii)	57.8%	Consolidation
Oyu Tolgoi LLC (iii)	66.0%	Consolidation
Altynalmas Gold Ltd. (iv)	50.0%	Equity Method

(i)

The Company holds a 59.0% interest in Ivanhoe Australia Limited ("Ivanhoe Australia"), which is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.

(ii)

The Company holds a 57.8% interest in SouthGobi Resources Ltd. ("SouthGobi"), which is selling coal produced at its Ovoot Tolgoi mine in southern Mongolia to customers in China and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(iii)

Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC ("Oyu Tolgoi"), a VIE whose principal asset is the Oyu Tolgoi copper and gold project under construction in southern Mongolia.

On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi. The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi's economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company has continued to consolidate its 66% interest in Oyu Tolgoi as it remains a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi.

The Company has historically funded 100% of the Oyu Tolgoi copper and gold project's exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2011, the consolidated carrying amounts (100%) of Oyu Tolgoi's assets and liabilities were $4.3 billion and $0.6 billion, respectively. The maximum exposure to loss related to this VIE is $5.1 billion, calculated as the aggregate of the carrying amounts of the Company's common share interest, preferred share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

(iv)

The Company holds a 50.0% interest in Altynalmas Gold Ltd. ("Altynalmas"), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 9 (a)).

Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share

	December 31,
	2011	2010
Options	23,449,062	16,712,070
Share purchase warrants	—	47,962,941

Total potentially dilutive shares	23,449,062	64,675,011